[Transamerica Financial Life Insurance Company Letterhead]

September 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA QNY

File No. 811-07793, CIK: 0001021447

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA QNY, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Davis Variable Account Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Huntington VA Funds, J.P. Morgan Series Trust II, Janus Aspen Series, Liberty Variable Investment Trust, MFS® Variable Insurance TrustSM, Nations Separate Account Trust, Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 19, 2005, AEGON/Transamerica Series Trust, filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 25, 2005, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 29, 2005, AllianceBernstein Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

•	On August 23, 2005, Davis Variable Account Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0001084060);

•	On August 10, 2005, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383);

•	On August 25, 2005, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577);

Securities and Exchange Commission

September 15, 2005

•	On August 29, 2005, Franklin Templeton Variable Insurance Products Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000837274);

•	On September 8, 2005, Huntington VA Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0001091462);

•	On September 7, 2005, J.P. Morgan Series Trust II filed its semi-annual report with the Commission via EDGAR (CIK: 0000916118);

•	On August 25, 2005, Janus Aspen Series – Service Shares filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185);

•	On September 7, 2005, Liberty Variable Investment Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000898445);

•	On August 28, 2005, MFS® Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

•	On September 7, 2005, Nations Separate Account Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001049787);

•	On September 1, 2005, Oppenheimer Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737);

•	On August 25th, 2005, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384); and

•	On September 7, 2005, Wanger Advisors Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Transamerica Financial Life Insurance Company

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith
Assistant General Counsel
Financial Markets Group